TRANSAMERICA
INSURANCE & INVESTMENT GROUP                  LAW DEPARTMENT

                                              Transamerica Occidental Life
                                              Insurance Company
                                              1150 South Olive Street
                                              Los Angeles, CA  90015

                                              Telephone 213-742-3129
                                              Fax 213-741-6623










May 4, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Transamerica Occidental Life Insurance Company - Separate Account VUL-5 Post-Effective Amendment No. 7 File Nos. 333-51916 and 811-10219


Commissioners:

On behalf of Transamerica Occidental Life Insurance Company's Separate Account VUL-5 ("Separate Account"), we are filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus contained in the Form S-6 registration statement for the Separate Account (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 29, 2005.

Sincerely,


/s/ David M. Goldstein

David M. Goldstein
Senior Vice President